Investment properties (Details 2) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Investment Properties [Abstract]
Rental and services income	$ 19,560	$ 22,689	$ 21,631
Direct operating expenses	(8,702)	(8,094)	(7,685)
Development reimbursements / (expenses)	121	(87)	(4,133)
Net realized gain from fair value adjustment of investment properties	1,080	901	542
Net unrealized gain from fair value adjustment of investment properties	$ 30,130	$ (38,778)	$ 18,633